BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Disclosure of detailed information about borrowings

	As of December 31,
	2022	2021

(i) Non-current
Bank borrowings	534,352	659,999
Less: debt issue costs	(1,651)	(3,534)

	532,701	656,465

(ii) Current
Bank borrowings	500,091	825,139
Less: debt issue costs	(927)	(2,566)

	499,164	822,573

Total Borrowings	1,031,865	1,479,038

The weighted average interest rates - which incorporate instruments denominated mainly in U.S. dollars and which do not include the effect of derivative financial instruments nor the devaluation of these local currencies - at year-end were as follows:

	As of December 31,
	2022	2021

Bank borrowings	6.21%	1.45%
Breakdown of borrowings by currency is as follows:

		As of December 31,
Currencies	Contract	2022	2021

$	Floating	684,554	1,252,543
$	Fixed	197,259	129,000
ARS	Floating	5	—
MXN	Floating	13,339	16,310
COP	Floating	38,934	35,220
COP	Fixed	92,680	40,783
GTQ	Fixed	5,094	5,182

		1,031,865	1,479,038
$: U.S. dollars; ARS: Argentine pesos; COP: Colombian pesos; GTQ: Guatemalan quetzales; MXN: Mexican pesos.
Ternium’s most significant borrowings as of December 31, 2022, were those incurred under Ternium México’s syndicated loan facilities, in order to finance the construction of its hot rolling mill, hot-dip galvanizing and painting lines in Pesquería, and under Ternium Brasil's syndicated loan facility, in order to finance solely activities related to its exports of goods:

			In $ million
Date	Borrower	Type	Original principal amount	Outstanding principal amount as of December 31, 2022	Maturity

June 2018	Ternium Mexico	Syndicated loan	1,000	125	June 2023
August 2019	Ternium Brasil	Syndicated loan	500	500	August 2024

Disclosure of maturities of borrowings
The maturity of borrowings is as follows:

	Expected Maturity Date
	2023	2024	2025 and thereafter	At December 31, (1)
				2022	2021

Fixed Rate	295,033	—	—	295,033	174,965
Floating Rate	204,108	523,366	9,358	736,832	1,304,073

Total	499,141	523,366	9,358	1,031,865	1,479,038
(1) As most borrowings incorporate floating rates that approximate market rates and the contractual repricing occurs mostly every 1 month, the fair value of the borrowings approximates their carrying amount and it is not disclosed separately. Fixed rate borrowings are uncommitted short-term revolving loans and their fair value approximates to their carrying amount.